Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents	$ 39,248	$ 19,072	$ 9,852
Prepayment	27,140	435
Other receivables and deposits	12,347	3,333	56,883
Deposit on mineral property			186,372
Total Current Assets	78,735	22,840	253,107
Non-Current Assets
Concession acquisition costs	230,634	236,749
Property and equipment, net	29,881	19,725	55,714
TOTAL ASSETS	339,250	279,314	308,821
Current Liabilities
Accounts payable	113,293
Other payables and accruals	53,583	114,726	15,171
Deferred rent			8,079
Amount due to related parties	2,544,991	1,996,164	1,743,719
Stock payable		59,530
Total Current Liabilities	2,711,867	2,170,420
TOTAL LIABILITIES	2,711,867	2,170,420	1,766,969
Commitments and contingencies
STOCKHOLDERS' EQUITY (DEFICIT)
Capital stock - Authorized 5,000,000,000 shares of common stock, $0.001 par value, 1,426,927,36 and 720,802,346 shares issued and outstanding	1,426,927	183,652	183,652
Additional paid-in capital	33,064	286,884	162,986
Accumulated deficit	(3,966,257)	(2,379,433)	(1,919,729)
Accumulated other comprehensive income	65,241	17,791	114,943
Total Stockholder’s Deficit	(2,372,617)	(1,891,106)	(1,458,148)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	339,250	279,314	$ 308,821
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Prefered stock value	$ 68,408